Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 125.7%

Communication Services - 7.0%
Liberty Broadband Corp., Series A, 7.00%(1)	71,024	$1,624,319
Qwest Corp., 6.50%(1)	127,854	1,370,595
Qwest Corp., 6.75%(1)	70,039	777,433
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	579,043	11,216,063
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	1,224,536	21,135,491
United States Cellular Corp., 5.50%(1)	1,358,164	27,706,545
United States Cellular Corp., 6.25%(1)	452,532	9,924,027
Total Communication Services		73,754,473

Consumer Discretionary - 1.5%
Ford Motor Co., 6.00%(1)
	662,754	15,375,893

Energy - 4.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)(1)	15,688	268,735
Energy Transfer LP, Series I, 9.25%(1)	2,660,848	30,546,535
GasLog Partners LP, Series A, 8.63% (Greece)(1)	610,615	15,534,046
GasLog Partners LP, Series B, 11.34% (Greece)(1)	71,094	1,830,671
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	477,500
Total Energy		48,657,487

Financials - 62.9%†
Abacus Life, Inc., 9.88%(1)	183,125	4,717,300
ACRES Commercial Realty Corp., Series C, 8.63%	8,424	209,758
Affiliated Managers Group, Inc., 4.20%	2,668	44,956
Affiliated Managers Group, Inc., 6.75%(1)	262,797	6,611,973
AG Mortgage Investment Trust, Inc., 9.50%*(1)	212,533	5,417,466
AG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	16,339	334,949
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	337,079	8,224,728
AGNC Investment Corp., Series D, 9.89%(1)	8,826	221,886
AGNC Investment Corp., Series G, 7.75%(1)	241,417	5,900,231
American National Group, Inc., Series A, 5.95%(1)	253,880	6,232,754
American National Group, Inc., Series B, 6.63%(1)	9,745	242,163
Angel Oak Mortgage REIT, Inc., 9.50%*	50,000	1,235,750
Arbor Realty Trust, Inc., Series E, 6.25%(1)	26,499	484,402
Argo Group International Holdings, Inc., 7.00%(1)	14,933	371,384
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	402,501	9,028,097
Athene Holding Ltd., 7.25%(1)	546,329	13,767,491
Atlanticus Holdings Corp., 9.25%(1)	661,884	16,355,154
Atlanticus Holdings Corp., Series B, 7.63%(1)	32,499	748,777
B Riley Financial, Inc., 5.25%(1)	39,369	588,173
B Riley Financial, Inc., 6.00%(1)	99,581	1,738,684
B Riley Financial, Inc., 6.38%(1)	55,220	1,335,772

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
B Riley Financial, Inc., Series B, 7.38%(1)	64,042	$1,337,197
Banc of California, Inc., Series F, 7.75%(1)	788,803	18,592,087
Bank of America Corp., Series 4, 6.35%(1)	6,794	156,941
Bank of Hawaii Corp., 8.00%(1)	782,382	20,271,518
Bank OZK, Series A, 4.63%(1)	92,288	1,604,888
Brighthouse Financial, Inc., Series C, 5.38%(1)	30,268	567,525
Brighthouse Financial, Inc., Series D, 4.63%(1)	148,672	2,459,035
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	86,885	1,438,816
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	7,954	176,340
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	12,727	279,739
Chimera Investment Corp., 9.00%*(1)	106,048	2,703,164
Chimera Investment Corp., Series A, 8.00%(1)	328,300	7,810,257
Chimera Investment Corp., Series B, 11.38%(1)	421,738	10,446,450
Chimera Investment Corp., Series C, 7.75%(1)	563,552	12,516,490
Chimera Investment Corp., Series D, 10.93%(1)	554,622	13,848,911
Citizens Financial Group, Inc., 7.38%*(1)	504,269	12,889,116
Compass Diversified Holdings, Series A, 7.25%(1)	393,420	9,835,500
Compass Diversified Holdings, Series B, 7.88%(1)	8,752	219,588
Compass Diversified Holdings, Series C, 7.88%	51,784	1,289,939
Dime Community Bancshares, Inc., 5.50%(1)	8,830	165,209
Dime Community Bancshares, Inc., 9.00%*(1)	402,712	10,289,292
Eagle Point Income Co., Inc., Series B, 7.75%(1)	12,904	320,793
Eagle Point Income Co., Inc., Series C, 8.00%	55,385	1,379,086
Ellington Financial, Inc., 6.75%(1)	692,303	17,120,653
Enstar Group Ltd., Series D, 7.00%(1)	46	966
Enterprise Financial Services Corp., Series A, 5.00%(1)	221,788	4,182,922
F&G Annuities & Life, Inc., 7.95%	21,245	554,494
Heartland Financial USA, Inc., Series E, 7.00%(1)	12,471	324,121
Huntington Bancshares, Inc., Series J, 6.88%	1	25
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	390,941	9,710,974
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	425,597	9,895,130
Kemper Corp., 5.88%(1)	365,519	8,271,695
KeyCorp, Series E, 6.13%(1)	116,082	2,765,073
KeyCorp, Series F, 5.65%	79	1,713
M&T Bank Corp., Series J, 7.50%*(1)	105,626	2,779,020
Merchants Bancorp, Series B, 6.00%(1)	173,564	4,321,744
Merchants Bancorp, Series C, 6.00%(1)	154,427	3,300,105
MFA Financial, Inc., 8.88%	100	2,540
MFA Financial, Inc., 9.00%*	43,868	1,124,776
MFA Financial, Inc., Series B, 7.50%(1)	349,869	7,557,170
MFA Financial, Inc., Series C, 6.50%(1)	774,853	17,906,853
MidCap Financial Investment Corp., 8.00%(1)	132,486	3,346,596
Morgan Stanley, Series A, 6.26%	6,789	155,061
Morgan Stanley, Series Q, 6.63%*	200,000	5,172,000
Navient Corp., 6.00%(1)	14,085	274,657

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
New York Community Bancorp, Inc., Series A, 6.38%(1)	1,227,044	$24,172,767
New York Community Capital Trust V, 6.00%	48,639	1,641,566
New York Mortgage Trust, Inc., Series D, 8.00%(1)	1,227,527	25,532,562
New York Mortgage Trust, Inc., Series E, 7.88%(1)	702,564	16,475,126
New York Mortgage Trust, Inc., Series F, 6.88%	7,304	153,092
NewtekOne, Inc., 8.50%*	48,377	1,214,263
Oxford Lane Capital Corp., 8.75%*(1)	102,080	2,625,498
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	70,198	1,583,667
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	188,081	4,530,871
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	635,570	15,132,922
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	73,300	1,414,690
Prospect Capital Corp., Series A, 5.35%(1)	619,382	10,839,185
Redwood Trust, Inc., 9.00%*(1)	260,874	6,427,674
Redwood Trust, Inc., 10.00%(1)	51,874	1,300,481
Regions Financial Corp., 6.95%*	1,611,456	40,318,629
Regions Financial Corp., Series C, 5.70%	23,897	552,499
Rithm Capital Corp., Series A, 7.50%(1)	6,101	154,660
Rithm Capital Corp., Series B, 7.13%	18,572	463,743
Rithm Capital Corp., Series D, 7.00%(1)	62,806	1,470,917
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	87,677	2,034,983
SLM Corp., Series B, 7.30%(1)	477,157	36,492,967
State Street Corp., Series G, 5.35%	14,566	354,973
Synchrony Financial, Series A, 5.63%(1)	558,581	10,897,915
Synchrony Financial, Series B, 8.25%(1)	416,575	10,626,828
Synovus Financial Corp., Series E, 8.42%(1)	234,566	5,934,520
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	120,587	2,379,182
Trinity Capital, Inc., 7.88%*	637,495	15,881,606
Two Harbors Investment Corp., Series A, 8.13%(1)	16,661	398,864
Two Harbors Investment Corp., Series B, 7.63%(1)	609,960	13,815,594
Two Harbors Investment Corp., Series C, 7.25%(1)	937,678	22,485,518
US Bancorp, Series A, 6.58%(1)	22,647	19,340,538
US Bancorp, Series B, 6.16%(1)	246,125	5,358,141
Valley National Bancorp, Series A, 6.25%(1)	831,891	18,667,634
Valley National Bancorp, Series B, 9.08%(1)	174,181	4,330,140
Valley National Bancorp, Series C, 8.25%*	780,000	19,250,400
WesBanco, Inc., Series A, 6.75%	33,018	839,648
Wintrust Financial Corp., Series E, 6.88%(1)	13,641	339,524
Total Financials		658,611,805

Health Care - 0.0%(2)
XOMA Royalty Corp., Series A, 8.63%(1)
	16,428	413,821

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Industrials - 11.2%
Air Lease Corp., Series A, 9.24%(1)	23,070	$592,668
Alta Equipment Group, Inc., Series A, 10.00%(1)	3,395	88,474
Atlas Corp., Series D, 7.95% (Canada)	4,920	118,523
Atlas Corp., Series H, 7.88% (Canada)(1)	45,388	1,092,489
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	199,847	4,062,890
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	672,945	14,899,002
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,270,247	17,592,921
FTAI Aviation Ltd., Series A, 8.25%(1)	155,907	3,950,683
FTAI Aviation Ltd., Series B, 8.00%(1)	1,106,604	28,152,006
FTAI Aviation Ltd., Series C, 8.25%(1)	41,306	1,026,454
FTAI Aviation Ltd., Series D, 9.50%	18,347	478,673
Pitney Bowes, Inc., 6.70%(1)	595,791	10,968,512
Triton International Ltd., 6.88% (Bermuda)(1)	341,579	8,068,096
Triton International Ltd., 7.38% (Bermuda)(1)	694,143	16,909,324
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	418,448	8,749,748
Total Industrials		116,750,463

Real Estate - 28.6%†
Armada Hoffler Properties, Inc., Series A, 6.75%	5,261	114,164
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	359,025	4,767,852
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	95,768	1,805,227
City Office REIT, Inc., Series A, 6.63%(1)	142,957	2,573,226
CTO Realty Growth, Inc., Series A, 6.38%(1)	224,375	4,904,837
DiamondRock Hospitality Co., 8.25%(1)	61,943	1,552,292
DigitalBridge Group, Inc., Series H, 7.13%(1)	617,672	14,231,163
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,098,399	24,779,881
DigitalBridge Group, Inc., Series J, 7.13%(1)	470,505	10,609,888
Diversified Healthcare Trust, 5.63%(1)	884,063	12,049,779
Diversified Healthcare Trust, 6.25%(1)	728,996	10,934,940
EPR Properties, Series C, 5.75%(1)	84,542	1,731,420
EPR Properties, Series E, 9.00%(1)	444,105	12,545,966
EPR Properties, Series G, 5.75%(1)	426,712	8,952,418
Global Net Lease, Inc., Series A, 7.25%(1)	579,131	12,439,734
Global Net Lease, Inc., Series B, 6.88%(1)	574,808	11,749,076
Global Net Lease, Inc., Series D, 7.50%(1)	1,301,426	28,527,258
Global Net Lease, Inc., Series E, 7.38%(1)	348,787	7,739,584
Healthcare Trust, Inc., Series B, 7.13%(1)	407,835	5,987,018
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	259,823	3,323,136
Kimco Realty Corp., Series N, 7.25%	312	17,718
LXP Industrial Trust, Series C, 6.50%(1)	29,280	1,358,006
Office Properties Income Trust, 6.38%(1)	209,452	2,341,673
Pebblebrook Hotel Trust, Series E, 6.38%(1)	48,569	1,025,777
Pebblebrook Hotel Trust, Series F, 6.30%(1)	399,894	8,345,788
Pebblebrook Hotel Trust, Series G, 6.38%(1)	122,945	2,474,883
Pebblebrook Hotel Trust, Series H, 5.70%(1)	84,505	1,522,780
Regency Centers Corp., Series B, 5.88%(1)	258,520	5,713,292
RLJ Lodging Trust, Series A, 1.95%(1)	1,071,809	26,688,044
Saul Centers, Inc., Series E, 6.00%(1)	588,829	11,982,670
SL Green Realty Corp., Series I, 6.50%(1)	422,941	9,287,784

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Summit Hotel Properties, Inc., Series E, 6.25%(1)	336,234	$6,956,681
Summit Hotel Properties, Inc., Series F, 5.88%(1)	112,102	2,304,817
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	8,069	171,870
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	77,650	1,553,000
Vornado Realty Trust, Series L, 5.40%(1)	425,131	6,670,305
Vornado Realty Trust, Series M, 5.25%(1)	692,257	10,543,074
Vornado Realty Trust, Series N, 5.25%(1)	636,735	9,780,250
Vornado Realty Trust, Series O, 4.45%(1)	701,019	9,218,400
Total Real Estate		299,275,671

Utilities - 9.8%
Brookfield BRP Holdings Canada, Inc., 4.63% (Canada)	159	2,482
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	371,449	9,323,370
Brookfield Infrastructure Finance ULC, 7.25% (Canada)*(1)	159,823	4,035,531
Eagle Point Credit Co., Inc., Series F, 8.00%(1)	87,626	2,189,774
NextEra Energy, Inc., 6.93%(1)	245,746	10,852,143
NextEra Energy, Inc., 7.30%*(1)	90,398	4,705,216
SCE Trust III, Series H, 8.59%(1)	1,267,270	31,922,531
SCE Trust IV, Series J, 5.38%(1)	1,070,553	25,650,450
SCE Trust VI, 5.00%(1)	714,873	13,990,065
South Jersey Industries, Inc., 5.63%(1)	5,636	73,048
Spire, Inc., Series A, 5.90%(1)	5,681	134,242
Total Utilities		102,878,852

Total Preferred Stocks
(Cost $1,292,812,869)		1,315,718,465

COMMON STOCKS - 2.8%
Utilities - 2.8%
Algonquin Power & Utilities Corp. (Canada)(1)	2,041,569	12,739,391
UGI Corp.(1)	681,044	16,876,270
Total Utilities		29,615,661
Total Common Stocks
(Cost $32,778,550)		29,615,661
MONEY MARKET FUNDS - 2.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 5.21%(3) (Cost $11,115,286)	11,115,286	11,115,286
RBC U.S. Government Money Market Fund - Institutional Shares, 5.23%(3) (Cost $11,115,286)	11,115,286	11,115,286
		22,230,572

TOTAL INVESTMENTS - 130.6%
(Cost $1,347,821,991)		1,367,564,698
Liabilities in Excess of Other Assets - (30.6)%		(320,705,418)
Net Assets - 100.0%		$1,046,859,280

*	Non-income producing security.

†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2024 was $1,111,576,444.
(2)	Amount rounds to less than 0.05%.
(3)	The rate shown reflects the seven-day yield as of July 31, 2024.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$1,315,718,465	$—	$—	$1,315,718,465
Common Stocks	29,615,661	—	—	29,615,661
Money Market Funds	22,230,572	—	—	22,230,572
Total	$1,367,564,698	$—	$—	$1,367,564,698